Income Taxes	12 Months Ended
Mar. 31, 2022
Income Tax Disclosure [Abstract]
Income Taxes	INCOME TAXES
Income (Loss) before Income Tax Expense (Benefit)
Income (loss) before income tax expense (benefit) by jurisdiction for the fiscal years ended March 31, 2020, 2021 and 2022 was as follows:

	2020	2021	2022
	(in millions)
Domestic income (loss)	¥89,440	¥575,101	¥(886,921)
Foreign income	343,780	1,033,241	828,194
Total	¥433,220	¥1,608,342	¥(58,727)
Income Tax Expense (Benefit)
The detail of current and deferred income tax expense (benefit) for the fiscal years ended March 31, 2020, 2021 and 2022 was as follows:

	2020	2021	2022
	(in millions)
Current:
Domestic	¥28,128	¥95,183	¥243,993
Foreign	147,344	83,492	112,164
Total	175,472	178,675	356,157
Deferred:
Domestic	(18,949)	310,490	(308,214)
Foreign	(42,018)	(44,217)	(62,454)
Total	(60,967)	266,273	(370,668)
Income tax expense (benefit)	114,505	444,948	(14,511)
Income tax expense (benefit) reported in Accumulated OCI relating to:
Investment securities	(29,747)	1,146	(87,628)
Debt valuation adjustments	23,908	(36,792)	10,296
Derivatives qualifying for cash flow hedges	4,012	12,244	(4,968)
Defined benefit plans	(57,685)	139,883	19,039
Foreign currency translation adjustments	(20,693)	(3,368)	96,742
Total	(80,205)	113,113	33,481
Total	¥34,300	¥558,061	¥18,970
The MUFG Group files tax returns on a consolidated basis for corporate income taxes within Japan. A consolidated basis for corporate income taxes results in the reporting of taxable income or loss based upon the combined profits or losses of the parent company and its wholly-owned domestic subsidiaries.
Reconciliation of Effective Income Tax Rate
Income taxes in Japan applicable to the MUFG Group are imposed by the national, prefectural and municipal governments, and in the aggregate resulted in a normal effective statutory rate of approximately 30.6%, 30.6%, and 30.6% for the fiscal years ended March 31, 2020, 2021 and 2022, respectively. Foreign subsidiaries are subject to income taxes of the countries in which they operate.
A reconciliation of the effective income tax rates reflected in the accompanying consolidated statements of operations to the combined normal effective statutory tax rates for the fiscal years ended March 31, 2020, 2021 and 2022 is as follows:

	2020		2021	2022
Combined normal effective statutory tax rate	30.6%		30.6%	30.6%
Nondeductible expenses	1.2		0.3	(12.0)
Impairment of goodwill	26.1		2.4	—
Foreign tax credit and payments	(9.2)		(0.9)	28.7
Lower tax rates applicable to income of subsidiaries	(3.2)		(1.0)	30.8
Change in valuation allowance	7.9		(0.9)	(90.1)
Realization of previously unrecognized tax effects of subsidiaries	(19.8)	(1)	—	—
Nontaxable dividends received	(15.6)		(1.9)	85.1
Undistributed earnings of subsidiaries	3.6		—	(25.6)
Tax and interest expense for uncertainty in income taxes	—		(0.1)	(10.8)
Noncontrolling interest income (loss)	(0.1)		0.1	(0.7)
Effect of changes in tax laws	—		(0.1)	(2.4)
Expiration of loss carryforward	1.9		0.1	(7.0)
Other—net	3.0		(0.9)	(1.9)
Effective income tax rate	26.4%		27.7%	24.7%

Note:
(1)In October 2019, a wholly owned subsidiary of the MUFG Group was sold. The sale resulted in the realization of tax benefits that were not previously recognized as deferred tax assets, resulting in a ¥85,588 million reduction of income tax expense and a 19.8% reduction in the effective tax rate for the fiscal year ended March 31, 2020
Deferred Tax Assets and Liabilities
Deferred tax assets and liabilities are computed for each tax jurisdiction using currently enacted tax rates applicable to periods when the temporary differences are expected to reverse. The tax effects of the items comprising the MUFG Group’s net deferred tax assets at March 31, 2021 and 2022 were as follows:

	2021	2022
	(in millions)
Deferred tax assets:
Allowance for credit losses	¥462,369	¥462,303
Operating loss carryforwards	97,844	99,566
Loans	790	37
Accrued liabilities and other	300,942	309,017
Premises and equipment	117,322	124,419
Derivative financial instruments	69,039	154,237
Obligations under operating leases	132,443	106,864
Valuation allowance	(137,503)	(184,932)
Total deferred tax assets	1,043,246	1,071,511

	2021	2022
	(in millions)
Deferred tax liabilities:
Investment securities (including trading account assets at fair value under the fair value option)	1,017,131	605,443
Intangible assets	70,575	69,276
Lease transactions	48,519	47,432
Defined benefit plans	81,282	102,998
Investments in subsidiaries and affiliates	338,713	506,829
Right-of-use assets of operating leases	100,260	77,274
Other	92,306	113,335
Total deferred tax liabilities	1,748,786	1,522,587
Net deferred tax assets (liabilities)	¥(705,540)	¥(451,076)
The valuation allowance was provided primarily against deferred tax assets recorded at MUFG and its subsidiaries with operating loss carryforwards. The valuation allowance is determined to reduce the measurement of deferred tax assets not expected to be realized. Management considers all available evidence, both positive and negative, to determine whether the valuation allowance is necessary based on the weight of that evidence. Management determines the amount of the valuation allowance based on future reversals of existing taxable temporary differences and future taxable income exclusive of reversing temporary differences. Future taxable income is developed from forecasted operating results, based on recent historical trends and approved business plans, the eligible carryforward periods and other relevant factors.
For certain subsidiaries where strong negative evidence exists, such as the existence of significant amounts of operating loss carryforwards, cumulative losses and the expiration of unused operating loss carryforwards in recent years, a valuation allowance was recognized against the deferred tax assets as of March 31, 2021 and 2022 to the extent that it is more likely than not that they will not be realized.
Income taxes are not provided on undistributed earnings of certain foreign subsidiaries that are considered to be indefinitely reinvested in the operations of such subsidiaries. At March 31, 2021 and 2022, the undistributed earnings of such foreign subsidiaries amounted to approximately ¥105,934 million and ¥108,311 million, respectively. Determination of the amount of unrecognized deferred tax liabilities with respect to these undistributed earnings is not practicable because of the complexity associated with its hypothetical calculation including foreign withholding taxes and foreign tax credits. MUFG has neither the plan nor the intention to dispose of investments in such foreign subsidiaries and, accordingly, does not expect to record capital gains or losses, or otherwise monetize the undistributed earnings of such foreign subsidiaries.
Furthermore, under the Japanese tax law, 95% of a dividend received from a foreign company in which a domestic company has held generally at least 25% of the outstanding shares for a continuous period of six months or more ending on the date on which the dividend is declared can be excluded from the domestic company’s taxable income. Therefore, if undistributed earnings of certain foreign subsidiaries are repatriated through dividends, only 5% of the amount of dividends will be included in taxable income.
Operating Loss and Tax Credit Carryforwards
At March 31, 2022, the MUFG Group had operating loss carryforwards for corporate tax of ¥212,597 million and tax credit carryforwards of ¥54,062 million for tax purposes. Such carryforwards, if not utilized, are scheduled to expire as follows:

	Operating loss carryforwards	Tax credit carryforwards
	(in millions)
Fiscal year ending March 31:
2023	¥4,881	¥458
2024	5,145	328
2025	84,109	188
2026	53,634	94
2027	543	151
2028	—	55
2029 and thereafter	24,022	45,367
No definite expiration date	40,263	7,421
Total	¥212,597	¥54,062
Uncertainty in Income Tax
The following is a roll-forward of the MUFG Group’s unrecognized tax benefits for the fiscal years ended March 31, 2020, 2021 and 2022:

	2020	2021	2022
	(in millions)
Balance at beginning of fiscal year	¥19,160	¥19,249	¥13,829
Gross amount of increases for current year’s tax positions	399	202	28
Gross amount of decreases for current year’s tax positions	—	(1,919)	—
Gross amount of increases for prior years’ tax positions	212	489	6,320
Gross amount of decreases for prior years’ tax positions	—	(2,329)	(183)
Net amount of changes relating to settlements with tax authorities	(81)	—	—
Decreases due to lapse of applicable statutes of limitations	(297)	(116)	(8)
Foreign exchange translation and other	(144)	(1,747)	1,808
Balance at end of fiscal year	¥19,249	¥13,829	¥21,794
The MUFG Group classifies interest and penalties, if applicable, related to income taxes as Income tax expense. Accrued interest and penalties (not included in the “unrecognized tax benefits” above) are a component of Other liabilities. The following is a roll-forward of the interest and penalties recognized in the accompanying consolidated financial statements for the fiscal years ended March 31, 2020, 2021 and 2022:

	2020	2021	2022
	(in millions)
Balance at beginning of fiscal year	¥3,056	¥2,612	¥2,417
Total interest and penalties in the consolidated statements of operations	(398)	(398)	156
Total cash settlements, foreign exchange translation and other	(46)	203	275
Balance at end of fiscal year	¥2,612	¥2,417	¥2,848
The MUFG Group is subject to ongoing tax examinations by the tax authorities of the various jurisdictions in which it operates. The following are the major tax jurisdictions in which the MUFG Group operates and the status of years under audit or open to examination:

Jurisdiction	Tax years
Japan	2021 and forward
United States—Federal	2019 and forward
United States—California	2015 and forward
Indonesia	2018 and forward
The MUFG Group is currently under continuous examinations by the tax authorities in various domestic and foreign jurisdictions and many of these examinations are resolved every year. The unrecognized tax benefits will decrease since resolved items will be removed from the balance regardless of whether their resolution results in payment or recognition. It is reasonably possible that the unrecognized tax benefits will not increase or decrease during the next twelve months.